STOCK CAPITAL (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.1705	$ 0.1705	$ 0.1803
Options outstanding at end of period	6,185,831	6,185,831	4,751,665
Weighted average remaining contractual Life Years	7 years 2 months 23 days
Options exercisable as of December 31, 2013	5,036,942
Exercise Price 0.00005 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.00005
Options outstanding at end of period	666,664
Weighted average remaining contractual Life Years	7 years 3 months 14 days
Options exercisable as of December 31, 2013	611,109
Exercise Price 0.067 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.067
Options outstanding at end of period	96,668
Weighted average remaining contractual Life Years	5 years 6 months
Options exercisable as of December 31, 2013	96,668
Exercise Price 0.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.15
Options outstanding at end of period	2,604,999
Weighted average remaining contractual Life Years	6 years 10 months 10 days
Options exercisable as of December 31, 2013	2,451,666
Exercise Price 0.18 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.18
Options outstanding at end of period	1,580,000
Weighted average remaining contractual Life Years	8 years 6 months 25 days
Options exercisable as of December 31, 2013	640,000
Exercise Price 0.2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.2
Options outstanding at end of period	507,500
Weighted average remaining contractual Life Years	7 years 6 months 4 days
Options exercisable as of December 31, 2013	507,500
Exercise Price 0.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.26
Options outstanding at end of period	355,000
Weighted average remaining contractual Life Years	8 years 7 months 2 days
Options exercisable as of December 31, 2013	355,000
Exercise Price 0.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.32
Options outstanding at end of period	30,000
Weighted average remaining contractual Life Years	6 years 1 month 13 days
Options exercisable as of December 31, 2013	30,000
Exercise Price 0.39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.39
Options outstanding at end of period	90,000
Weighted average remaining contractual Life Years	3 years 6 months
Options exercisable as of December 31, 2013	90,000
Exercise Price 0.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.4
Options outstanding at end of period	90,000
Weighted average remaining contractual Life Years	2 years 5 months 19 days
Options exercisable as of December 31, 2013	90,000
Exercise Price 0.47 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.47
Options outstanding at end of period	90,000
Weighted average remaining contractual Life Years	3 years 2 months 19 days
Options exercisable as of December 31, 2013	90,000
Exercise Price 0.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.75
Options outstanding at end of period	75,000
Weighted average remaining contractual Life Years	1 year 1 month 28 days
Options exercisable as of December 31, 2013	75,000